Expense Example	Aug. 27, 2026 USD ($)
NYLIM CBRE Real Estate & Infrastructure ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	188
Expense Example, with Redemption, 5 Years	342
Expense Example, with Redemption, 10 Years	791
NYLIM MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	107
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	438
NYLIM MacKay High Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
NYLIM MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	212
Expense Example, with Redemption, 10 Years	493
NYLIM MacKay Muni Allocation ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
NYLIM MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
NYLIM MacKay Muni Short Duration ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	318
NYLIM MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	381
NYLIM MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	202
Expense Example, with Redemption, 10 Years	456
NYLIM Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	325
Expense Example, with Redemption, 10 Years	740
NYLIM Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 792